Commitments and contingencies	12 Months Ended
Mar. 31, 2017
Commitments and contingencies

19. Commitments and contingencies:

(a) Leases

DOCOMO leases certain facilities and equipment under capital leases or operating leases.

Assets covered under capital leases as of March 31, 2016 and 2017 were as follows:

	Millions of yen
Class of property	2016	2017
Machinery, vehicles and equipment	¥5,027	¥4,801
Less: Accumulated depreciation and amortization	(3,333)	(2,839)

Total	¥1,694	¥1,962

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2017 were as follows:

Years ending March 31	Millions of yen
2018	¥1,074
2019	787
2020	525
2021	346
2022	174
Thereafter	13

Total minimum lease payments	2,919
Less: Amount representing interest	(86)

Present value of net minimum lease payments	2,833
Less: Amounts representing estimated executory costs	(379)

Net minimum lease payments	2,454
Less: Current obligation	(861)

Long-term capital lease obligations	¥1,593

The above obligations are classified as part of “Other current liabilities” and “Other long-term liabilities” as appropriate.

The minimum lease payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2017 were as follows:

Years ending March 31	Millions of yen
2018	¥12,126
2019	9,418
2020	6,245
2021	4,697
2022	4,147
Thereafter	19,511

Total minimum lease payments	¥56,144

Total rental expense for all operating leases except those with terms of 1 month or less that were not renewed for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015	2016	2017
Rental expense	¥79,634	¥77,208	¥77,696

(b) Litigation

DOCOMO is involved in litigation and claims arising in the ordinary course of business. DOCOMO believes that none of the litigation or claims outstanding, pending or threatened against DOCOMO would have a material adverse effect on DOCOMO’s results of operations, financial position or cash flows.

(c) Purchase commitments

DOCOMO has entered into various contracts for the purchase of property, plant and equipment, inventories (primarily handsets) and services. Commitments outstanding as of March 31, 2017 were ¥26,558 million (of which ¥2,790 million are with related parties) for property, plant and equipment, ¥30,827 million (of which none are with related parties) for inventories and ¥41,336 million (of which ¥25,515 million are with related parties) for the other purchase commitments.

The amounts of purchase commitments are estimates calculated based on given assumptions and do not represent DOCOMO’s entire anticipated purchases in the future.

(d) Loan commitments

DOCOMO provides the cash advance service which accompanies credit cards issued by DOCOMO. Total outstanding credit lines related to loan commitments of the cash advance service as of March 31, 2016 and 2017 were ¥141,237 million and ¥156,709 million, respectively.

Credit lines are not necessarily executed to the maximum amount because these contracts contain a clause to lower the credit lines if there are reasonable grounds.

(e) Guarantees

DOCOMO enters into agreements in the normal course of business that provide guarantees for counterparties. These counterparties include subscribers, related parties, foreign wireless telecommunications service providers and other business partners.

DOCOMO provides subscribers with guarantees for product defects of cellular phone handsets sold by DOCOMO, but DOCOMO is provided with similar guarantees by the handset vendors and no liabilities were recognized for these guarantees.

Though the guarantees or indemnifications provided in transactions other than those with the subscribers are different in each contract, the likelihood of almost all of the performance of these guarantees or indemnifications are remote and amount of payments DOCOMO could be claimed for is not specified in almost all of the contracts. Historically, DOCOMO has not made any significant guarantee or indemnification payments under such agreements. DOCOMO estimates the fair value of the obligations related to these agreements is not significant. Accordingly, no liabilities were recognized for these obligations.